Pensions and other post-employment benefit plans	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Pensions and other post-employment benefit plans
21.	Pensions and other post-employment benefit plans
In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit pension plans that cover the majority of production employees and some other postretirement benefit plans.
A number of the Group’s companies provide their former employees with non-state retirement pensions, which are conditional on the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations. Specific coal industry rules also provide for certain benefits upon reaching retirement age. Additionally, the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the non-state pension plans.
The Group provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group also provides former employees with reimbursement of fuel and energy resources, coal used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.
As of December 31, 2019, there were 47,288 active participants under the defined benefit pension plans and other long-term benefit plans and 37,814 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2018 and December 31, 2017, the related figures were 48,531 and 48,920 of active participants under the defined benefit pension plans and other long-term benefits and 38,751 and 39,427 pensioners receiving monthly pensions or other regular financial support from these plans, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.
Actuarial valuation of pensions and other long-term benefits for the major subsidiaries was performed in January 2020, with the measurement date of December 31, 2019. Members’ census data as of that date was collected for all relevant business units of the Group.
Pension obligations and expenses determined by the Group are supported by an independent qualified actuary in accordance with the “Projected Unit Credit method” of calculation of actuarial present value of future liabilities.
The state retirement age is one of the factors affecting the retirement of employees from the Group. In October 2018, the state gradually changed the previously established national retirement age; the Group took this circumstance into account in the actuarial valuation of the obligations. The effect of the revaluation of the retirement benefit obligation due to the amended pension legislation of the Russian Federation was reflected as the cost of past services in 2018.
As of December 31, 2019, defined benefit obligations, including pension obligations in the amount of RUB 4,745 million and other long-term benefit obligations in the amount of RUB 803 million (RUB 3,806 million and 785 million as of December 31, 2018, respectively), were presented within Pension obligations in the consolidated statement of financial position.

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2017 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2016	(4,697)	252	(4,445)

Current service cost	(142)	—	(142)
Net interest expense	(331)	17	(314)
Curtailment / settlement gain	1	—	1
Remeasurement of other long-term benefit obligations	174	—	174
Past service cost	—	—	—

Sub-total included in profit or loss	(298)	17	(281)

Benefit paid	313	(17)	296

Exchange difference	(95)	19	(76)
Actuarial changes arising from changes in demographic assumptions	51	—	51
Actuarial changes arising from changes in financial assumptions	(69)	—	(69)
Experience adjustments	163	—	163

Sub-total included in OCI	50	19	69

December 31, 2017	(4,632)	271	(4,361)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2018 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2017	(4,632)	271	(4,361)

Current service cost	(130)	—	(130)
Net interest expense	(266)	(13)	(279)
Curtailment / settlement gain	4	—	4
Remeasurement of other long-term benefit obligations	(492)	—	(492)
Past service cost	70	—	70

Sub-total included in profit or loss	(814)	(13)	(827)

Benefit paid	299	(17)	282

Exchange difference	(213)	41	(172)
Actuarial changes arising from changes in demographic assumptions	(38)	—	(38)
Actuarial changes arising from changes in financial assumptions	354	—	354
Experience adjustments	171	—	171

Sub-total included in OCI	274	41	315

December 31, 2018	(4,873)	282	(4,591)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2019 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2018	(4,873)	282	(4,591)

Current service cost	(210)	—	(210)
Net interest expense	(297)	4	(293)
Curtailment / settlement gain	—	—	—
Remeasurement of other long-term benefit obligations	(25)	—	(25)
Past service cost	—	—	—

Sub-total included in profit or loss	(532)	4	(528)

Benefit paid	344	(7)	337

Exchange difference	117	(16)	101
Actuarial changes arising from changes in demographic assumptions	(88)	—	(88)
Actuarial changes arising from changes in financial assumptions	(772)	—	(772)
Experience adjustments	(7)	—	(7)

Sub-total included in OCI	(750)	(16)	(766)

December 31, 2019	(5,811)	263	(5,548)

In 2019, the effect of actuarial changes arising from changes in financial assumptions is connected with the significant decrease in discount rate.
Amounts of the pension obligations recognised in the consolidated statement of the financial position were as follows:

	December 31, 2019	December 31, 2018
Current liabilities	615	772
Non-current liabilities	4,933	3,819

Total net pension obligations	5,548	4,591

The plan asset allocation of the investment portfolio was as follows as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Debt instruments	142	161
Equity instruments	82	74
Cash and cash equivalents	18	19
Property	12	15
Other assets	9	13

Total plan assets	263	282

The investment strategy employed includes an overall goal to attain a maximum investment return with a strong focus on limiting the amount of risk taken. The strategy is to invest with a medium- to long-term perspective while maintaining a level of liquidity through proper allocation of investment assets. Investment policies include rules to avoid concentrations of investments. The vast majority of plan assets are measured using quoted prices in active markets for identical assets (Level 1 assets). The investment portfolio is primarily comprised of debt and equity instruments. Real estate and other alternative investments asset can be included when these have favorable return and risk characteristics. Debt instruments include investment grade and high yield corporate and government bonds with fixed yield and mostly short- to medium maturities. Equity instruments include selected investments in equity securities listed on active exchange market. The valuation of debt and equity securities is determined using a market approach, and is based on an unadjusted quoted prices.
The Group’s entities have a practice to provide lump-sum financial support to former employees as well as certain life-long benefits, so there is a risk of changes in the life expectancy for pensioners. This risk is controlled by using most recent life expectancy tables. The risk of a significant fluctuation in interest rates is offset by actuarial best estimate assumptions in respect of discount rates. The Group does not identify the unusual, specific business plan or risk, as well as any significant risk concentrations. The Group performs sensitivity analysis calculating the whole defined benefit obligation and other long-term benefits obligation in different actuarial assumptions and comparing the results. There are no changes from the previous period in the methods and set of assumptions used in preparing the sensitivity analyses. The weighted average duration of the defined benefit obligation and other long-term benefits obligation is around 12 years as of December 31, 2019 and 2018.
The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Discount rate
Russian entities	6.60%	8.60%
German entities	1.10%	1.90%
Ukrainian entity	5.70%	11.80%
Austrian entities	0.75%	1.70%
Inflation rates
Russian entities	4.00%	4.00%
Ukrainian entity	6.70%	6.60%
Rate of compensation increase
Russian entities	5.10%	5.00%
German entities	4.00%	4.00%
Ukrainian entity	9.90%	9.60%
Austrian entities	2.25%	2.25%

The results of sensitivity analysis of defined benefit obligations for the Russian and Ukrainian entities as of December 31, 2019 and 2018 are presented below:

	2019	2018
Discount rate
1% increase	-9.20%	-6.75%
1% decrease	11.00%	7.85%
Inflation rate
1% increase	5.90%	5.09%
1% decrease	-5.00%	-4.37%
Rate of compensation increase
1% increase	4.00%	2.48%
1% decrease	-3.60%	-2.23%
Turnover rate
3% increase	-7.40%	-5.98%
3% decrease	7.90%	7.87%
The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2019 and 2018 are presented below:

	2019	2018
Discount rate
1% increase	-10.20%	-10.03%
1% decrease	12.20%	11.98%
The results of sensitivity analysis of defined benefit obligations for German entities as of December 31, 2019 and 2018 are presented below:

	2019	2018
Discount rate
1% increase	-12.00%	-12.00%
1% decrease	18.00%	18.00%
The sensitivity analyses above have been prepared based on a method that extrapolates the impact on the defined benefit pension obligations and other long-term benefits obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in one significant assumption, keeping all other assumptions constant. The sensitivity analysis may not be representative of an actual change in the defined benefit obligations and other long-term
benefits obligations as it is unlikely that changes in assumptions would occur in isolation of one another.